Income taxes - Temporary differences and carry-forwards (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance at beginning period	$ (759,840)	$ 1,381,355
Recognized in profit and loss	504,365	(944,602)
Other	41,837	(1,196,593)
Balance at end period	(213,639)	(759,840)
Non-capital losses carried forward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance at beginning period	288,655	154,406
Recognized in profit and loss	366,900	134,249
Balance at end period	655,555	288,655
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance at beginning period	(1,148,280)	16,104
Recognized in profit and loss	170,166	27,655
Other		(1,192,039)
Balance at end period	(978,114)	(1,148,280)
Right of use assets.
Reconciliation of changes in deferred tax liability (asset) [abstract]
Recognized in profit and loss	1,056
Balance at end period	1,056
Reserves
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance at beginning period	176,145	1,227,868
Recognized in profit and loss	(68,280)	(1,051,723)
Balance at end period	107,864	176,145
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance at beginning period	(76,360)	(17,023)
Recognized in profit and loss	34,523	(54,783)
Other	$ 41,837	(4,554)
Balance at end period		$ (76,360)